Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 87.3% of net assets
ALABAMA 1.0%
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (a)	500,000	546,685
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	125,000	125,000
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	932,796
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,131,460
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	548,323
RB Series 2017	5.00%	05/01/26	200,000	241,584
RB Series 2017	5.00%	05/01/27	250,000	308,125
RB Series 2017	5.00%	05/01/42 (a)	2,650,000	3,133,572
				7,967,545
ALASKA 0.4%
North Slope Borough
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,193,936
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,891,278
				3,085,214
ARIZONA 0.5%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,078,380
Phoenix Civic Improvement Corp
RB (Phoenix Sky Harbor Int’l Airport) Series 2019A	4.00%	07/01/44 (a)(c)	1,000,000	1,114,490
Pima Cnty
GO Bonds Series 2012A	4.00%	07/01/22	140,000	150,116
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	749,469
Refunding COP Series 2014	4.00%	07/01/23	700,000	765,268
				3,857,723
ARKANSAS 1.5%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (a)	5,000	5,000

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fayetteville
Sales Tax RB Series 2019A	1.60%	11/01/35 (a)	2,500,000	2,508,925
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	772,007
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	594,227
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	550,000	560,384
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	3,565,000	3,725,710
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	910,000	948,466
Springdale
Sales Tax & Use Refunding & RB Series 2018	3.00%	04/01/43 (a)	2,430,000	2,483,217
				11,597,936
CALIFORNIA 7.5%
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	686,726
California
GO Bonds	5.00%	08/01/24	1,000,000	1,174,620
GO Bonds	5.00%	02/01/26 (a)	2,655,000	2,974,981
GO Bonds	5.00%	03/01/27 (a)	2,600,000	3,100,760
GO Bonds	5.00%	10/01/28 (d)	5,000,000	6,462,100
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	716,006
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (a)(b)(d)	2,005,000	2,042,373
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	502,338
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	679,986
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,160,770
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,244,303
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (a)	125,000	141,846
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	480,150
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	66,309
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2012B	5.00%	07/01/25 (a)	1,340,000	1,476,895
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,067,440
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,548,199
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,190,120
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	3,000,000	3,518,850
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	696,688
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(b)	360,000	378,403
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,888,450

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	884,483
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (a)(b)	3,530,000	3,601,412
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	605,599
Lease RB Series 2019	5.00%	05/01/31 (a)	485,000	630,718
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,250,000	965,650
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	1,126,125
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	727,530
GO Bonds Series 2010C	0.00%	07/01/34 (e)	1,550,000	1,095,168
GO Bonds Series 2010C	0.00%	07/01/35 (e)	1,300,000	889,252
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,020,080
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,142,497
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,261,750
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	669,481
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	428,520
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,249,284
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	342,744
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	352,914
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	604,680
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,263,528
				57,059,728
COLORADO 1.0%
Boulder Cnty
COP Series 2015	5.00%	12/01/24 (a)	375,000	388,777
COP Series 2015	5.00%	12/01/25 (a)	500,000	518,270
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	500,000	633,245
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	631,440
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/37 (a)	250,000	274,803
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/38 (a)	250,000	273,713
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/39 (a)	250,000	272,783
RB (CommonSpirit Health) Series 2019A2	4.00%	08/01/49 (a)	500,000	534,085
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)(b)	1,250,000	1,572,137
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	1,958,577
Denver
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(e)	500,000	360,095
Dedicated Tax RB Series 2018A-2	0.00%	08/01/32 (a)(e)	300,000	206,457
				7,624,382

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
CONNECTICUT 1.6%
Connecticut
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,519,028
Connecticut Health & Educational Facilities Auth
RB (Nuvance Health) Series 2019A	4.00%	07/01/38 (a)	4,000,000	4,416,360
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)	2,000,000	2,456,740
GO Bonds Series 2019A	5.00%	11/01/35 (a)	1,000,000	1,224,950
GO Bonds Series 2019A	5.00%	11/01/36 (a)	1,000,000	1,221,750
				11,838,828
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	465,000	474,481
DISTRICT OF COLUMBIA 0.2%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (a)(d)	300,000	300,036
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (a)	1,210,000	1,232,845
				1,532,881
FLORIDA 4.0%
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/24	375,000	428,078
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	500,000	581,450
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	900,856
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	817,301
Florida Ports Financing Commission
Transportation Trust Fund Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,597,740
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (a)	1,575,000	1,608,973
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,280,940
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,427,140
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	960,000	1,169,069
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23 (b)	1,500,000	1,716,120
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	106,865
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	165,264
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	465,536
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	289,430
Miami-Dade Cnty
Aviation RB Series 2010A	5.50%	10/01/26 (a)(b)	4,690,000	4,859,121
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (a)	810,000	936,538
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (a)	575,000	650,250
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	1,150,000	1,334,690

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	599,120
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,879,904
Toll System RB Series 2014A	5.00%	07/01/24	625,000	720,519
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (b)	800,000	888,400
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	150,000	154,232
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	186,097
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	532,947
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	396,368
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,764,668
				30,457,616
GEORGIA 0.2%
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A	5.00%	07/01/27	1,500,000	1,872,975
HAWAII 0.9%
Hawaii
GO Bonds Series 2019FW	5.00%	01/01/25	5,000,000	5,927,000
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	220,000	224,015
Univ of Hawaii
Univ RB Series 2017D	3.00%	10/01/27	500,000	548,970
				6,699,985
IDAHO 0.9%
Ada & Canyon Cntys Jt SD #3
GO Bonds Series 2017B	5.00%	09/15/34 (a)(f)	1,055,000	1,286,572
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (f)	450,000	556,029
GO Bonds Series 2019A	5.00%	09/15/27 (f)	400,000	504,228
GO Bonds Series 2019A	5.00%	09/15/28 (f)	425,000	545,573
GO Bonds Series 2019A	5.00%	09/15/29 (a)(f)	400,000	517,916
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (d)(f)	1,835,000	1,924,034
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (d)(f)	695,000	747,521
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	367,794
General RB Series 2014	5.00%	04/01/24 (a)	200,000	216,942
				6,666,609
ILLINOIS 5.7%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	523,565
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,953,043
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	2,186,210

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Chicago
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	2,040,273
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,278,497
OHare PFC Refunding RB Series 2012A	5.00%	01/01/31 (a)	4,750,000	5,087,867
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,210,850
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,227,180
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,384,452
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,997,050
Illinois
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,713,525
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,718,130
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	602,935
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/49 (a)	1,000,000	1,199,530
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	600,000	716,814
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	792,883
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	600,000	702,762
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,115,539
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,541,417
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	834,190
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	475,596
Illinois Sports Facilities Auth
State Tax Supported Refunding RB Series 2019	5.00%	06/15/28	1,000,000	1,194,610
State Tax Supported Refunding RB Series 2019	5.00%	06/15/29	1,075,000	1,298,998
State Tax Supported Refunding RB Series 2019	5.00%	06/15/30 (a)	1,000,000	1,205,460
Illinois Toll Highway Auth
Sr RB Series 2019A	5.00%	01/01/44 (a)	2,500,000	3,025,100
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,541,414
				43,567,890
INDIANA 0.5%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	130,370
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	345,069
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	423,035
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	754,838
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,790,000	1,926,237
				3,579,549
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (a)(b)	570,000	581,816

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
KANSAS 1.6%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	306,645
GO Bonds Series 2017	5.00%	09/01/27	450,000	563,063
GO Bonds Series 2017	5.00%	09/01/36 (a)	880,000	1,058,367
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	435,574
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	462,724
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	506,871
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	510,437
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	250,000	286,135
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	750,000	921,562
GO Bonds Series 2018A	5.00%	09/01/27	800,000	1,001,656
GO Bonds Series 2018A	5.00%	09/01/31 (a)	3,075,000	3,783,818
Leavenworth Cnty USD #458
GO Bonds Series 2018	5.00%	09/01/33 (a)	400,000	487,572
GO Bonds Series 2018	5.00%	09/01/34 (a)	650,000	790,680
GO Bonds Series 2018	5.00%	09/01/35 (a)	900,000	1,092,150
				12,207,254
KENTUCKY 0.3%
Kentucky
COP 2015	4.00%	06/15/24	400,000	441,460
COP 2015	5.00%	06/15/25	400,000	472,652
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,239,512
				2,153,624
LOUISIANA 0.5%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	839,768
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	390,800
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	1,000,000	1,215,470
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	560,191
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	422,080
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	271,373
				3,699,682
MAINE 0.5%
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/28 (c)	500,000	621,115
General Airport Refunding RB Series 2019	5.00%	01/01/31 (a)(c)	500,000	634,995
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)(c)	810,000	1,021,345
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)(c)	695,000	871,175
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)(c)	620,000	774,740
				3,923,370

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MARYLAND 3.0%
Baltimore Water System
Water RB Series 2013A	5.00%	07/01/20	150,000	153,333
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26	9,080,000	11,119,913
GO Bonds Series 2019	5.00%	03/15/27	5,000,000	6,267,550
Maryland Health & Higher Educational Facilities Auth
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,122,470
Prince Georges Cnty
GO Bonds Series 2017A	3.00%	09/15/27	330,000	364,247
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	358,893
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	631,780
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	764,989
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,684,693
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	610,389
				23,078,257
MASSACHUSETTS 4.3%
Massachusetts
GO Refunding Bonds Series 2019A	5.00%	01/01/27 (d)	5,000,000	6,223,300
Transportation Fund RB Series 2019A	5.00%	06/01/49 (a)	2,500,000	3,079,400
Massachusetts Development Finance Agency
RB (Atrius Health) Series 2019A	5.00%	06/01/39 (a)	2,500,000	3,005,325
RB (Beth Israel Lahey Health) 2019 Series K	5.00%	07/01/31 (a)	1,120,000	1,405,791
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	637,170
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (a)	500,000	624,595
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	3,287,357
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	340,000	406,616
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	1,100,000	1,303,016
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,317,852
RB (Lesley Univ) Series 2019A	5.00%	07/01/37 (a)	1,175,000	1,446,883
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,295,000	1,584,277
RB (Northeastern Univ) Series 2018A	5.00%	10/01/32 (a)	495,000	624,977
RB (Northeastern Univ) Series 2018A	5.00%	10/01/33 (a)	375,000	472,410
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	170,000	171,124
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	543,610
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,374,240
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	2,385,000	2,491,991
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,990,000	2,198,711
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (b)	115,000	115,352
				32,313,997
MICHIGAN 1.7%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	709,938
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,419,903

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,855,017
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,235,652
Michigan Finance Auth
Hospital RB (Henry Ford Health System) Series 2019A	5.00%	11/15/48 (a)	1,000,000	1,209,050
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (a)	840,000	930,594
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (a)	585,000	646,103
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (a)	535,000	590,496
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (a)	590,000	649,071
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (a)	400,000	438,744
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	1,880,000	1,984,114
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (a)	215,000	215,621
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	636,279
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	721,425
				13,242,007
MINNESOTA 2.1%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	358,281
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/27	250,000	287,288
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	381,777
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (a)	265,000	305,110
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (a)	250,000	286,228
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/31 (a)	245,000	279,170
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (a)	300,000	338,022
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (a)	825,000	910,272
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/24 (f)	400,000	455,556
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	438,191
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	477,924
Hastings ISD #200
GO Bonds Series 2018A	0.00%	02/01/32 (a)(e)(f)	1,000,000	725,650
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	609,792
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	414,996
Minneapolis
Health Care System RB (Fairview Health Services) Series 2018A	5.00%	11/15/36 (a)	3,500,000	4,307,415
Minneapolis- St. Paul Metropolitan Airports Commission
Sub Airport Refunding RB Series 2019A	5.00%	01/01/30 (a)	1,500,000	1,930,485
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/29	275,000	351,172
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	504,804
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	314,450
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/35 (a)	350,000	438,914
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22 (f)	860,000	913,096

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20 (b)	220,000	228,417
General RB Series 2011D	5.00%	12/01/21 (b)	425,000	457,432
				15,714,442
MISSISSIPPI 0.7%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,192,610
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	719,440
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	690,000	762,319
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (a)	1,900,000	2,249,315
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	205,000	208,368
				5,132,052
MISSOURI 3.1%
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	100,000	103,384
Lease Participation Certificates Series 2014	5.00%	03/01/23	150,000	166,956
Independence SD
GO Refunding Bonds 2017	5.50%	03/01/33 (a)(f)	1,000,000	1,255,840
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(f)	5,000,000	6,590,200
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(f)	2,500,000	3,371,425
Kansas City Sanitary Sewer
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)	650,000	810,661
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)	350,000	434,417
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,200,170
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,257,228
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	3,124,078
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (a)	500,000	543,010
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (a)	500,000	538,710
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,315,000	1,416,610
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	2,335,000	2,560,491
				23,373,180
MONTANA 0.2%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,700,000	1,836,000
NEBRASKA 1.1%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	5,000,000	5,406,750
Nebraska Investment Finance Auth
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	1,650,000	1,682,719
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)(b)	250,000	267,868
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)(b)	275,000	294,654

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)(b)	500,000	535,735
				8,187,726
NEVADA 0.3%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/20	500,000	512,330
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	702,216
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	733,393
				1,947,939
NEW HAMPSHIRE 0.0%
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	200,000	204,618
NEW JERSEY 2.3%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	226,976
Tax Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	349,146
Tax Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	303,480
Dumont
GO Refunding Bonds Series 2016	3.00%	07/15/22	400,000	417,988
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	678,802
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/21	355,000	374,532
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	519,067
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/21	205,000	213,887
New Jersey Economic Development Auth
School Facilities Construction Bonds 2014 Series UU	5.00%	06/15/29 (a)	1,045,000	1,168,822
School Facilities Construction Bonds Series 2018EEE	5.00%	06/15/43 (a)	3,000,000	3,411,900
School Facilities Construction Refunding Bonds Series 2019LLL	5.00%	06/15/34 (a)	750,000	884,423
School Facilities Construction Refunding Bonds Series 2019MMM	5.00%	06/15/33 (a)	500,000	592,015
New Jersey Transportation Trust Fund Auth
RB Series 2019BB	5.00%	06/15/44 (a)	2,000,000	2,276,100
Transportation System RB Series 2010A	0.00%	12/15/28 (e)	1,805,000	1,411,402
Transportation System RB Series 2018A	5.00%	12/15/33 (a)	2,000,000	2,336,940
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,473,587
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	589,431
				17,228,498
NEW MEXICO 0.3%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,945,000	2,105,443

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW YORK 12.6%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	296,038
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	351,273
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	145,000	167,526
Dutchess Cnty Local Development Corp
RB (Culinary Institute of America) Series 2018	5.00%	07/01/25	970,000	1,141,195
RB (Culinary Institute of America) Series 2018	5.00%	07/01/31 (a)	1,170,000	1,430,758
RB (Culinary Institute of America) Series 2018	5.00%	07/01/34 (a)	1,390,000	1,684,610
East Rockaway
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	315,636
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	125,000
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A	5.00%	11/15/25 (a)	7,500,000	8,339,100
Transportation RB Series 2019A	4.00%	02/03/20	5,320,000	5,343,834
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	527,145
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	599,130
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	488,733
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	1,000,000	1,149,380
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	286,440
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,751,608
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,050,000	1,157,142
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	2,520,000	2,737,728
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,256,842
GO Bonds Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,518,360
GO Bonds Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,265,650
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,477,300
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,500,000	1,853,130
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (a)	200,000	203,256
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)	5,535,000	5,770,071
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,528,086
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,678,240
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/38 (a)	5,065,000	6,073,087
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,273,520
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,210,635
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,258,320
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	186,282
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	1,031,172
RB (Catholic Health System) Series 2019A	4.00%	07/01/39 (a)	100,000	111,190
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	2,127,261
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	1,129,450
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (a)	1,445,000	1,751,311
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,449,812
State Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,279,605

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
State Sales Tax RB Series 2017A	5.00%	03/15/35 (a)(d)	6,575,000	7,964,297
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)(d)	5,000,000	6,201,050
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	501,510
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)	5,330,000	6,257,900
Utility Debt Securitization Auth
RB Series 2016A	5.00%	06/15/26 (a)	410,000	478,359
				95,727,972
NORTH CAROLINA 2.4%
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/24	500,000	572,545
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	585,080
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	2,068,831
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,170,920
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,605,000	1,870,451
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,435,000	1,667,614
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (a)	115,000	116,475
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,338,650
North Carolina Turnpike Auth
RB (Triangle Expressway) Series 2019	5.00%	01/01/49 (a)(c)	3,000,000	3,610,130
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (a)(c)(e)	1,700,000	781,898
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/46 (a)(c)(e)	1,750,000	777,018
				18,559,612
NORTH DAKOTA 0.3%
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/21	250,000	261,295
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	535,430
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,720,620
				2,517,345
OHIO 0.9%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	1,000,000	1,211,510
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,278,720
Development Refunding RB (Cleveland State Univ) Series 2019	4.00%	08/01/44 (a)	2,000,000	2,173,940
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	555,640
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	571,180
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (a)	1,000,000	1,140,390
				6,931,380
OKLAHOMA 0.5%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)(c)	1,500,000	1,787,805

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	735,000	807,890
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,128,180
				3,723,875
OREGON 5.7%
Astoria SD #1C
GO Bonds Series 2019A	0.00%	06/15/40 (a)(e)(f)	1,000,000	478,940
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(f)	2,920,000	3,571,452
Central Point SD #6
GO Bonds Series 2019B	0.00%	06/15/40 (a)(e)(f)	705,000	373,149
GO Bonds Series 2019B	0.00%	06/15/41 (a)(e)(f)	710,000	359,984
GO Bonds Series 2019B	0.00%	06/15/42 (a)(e)(f)	610,000	296,539
GO Bonds Series 2019B	0.00%	06/15/43 (a)(e)(f)	815,000	380,279
GO Bonds Series 2019B	0.00%	06/15/45 (a)(e)(f)	985,000	424,949
GO Bonds Series 2019B	0.00%	06/15/48 (a)(e)(f)	1,320,000	503,144
GO Bonds Series 2019B	0.00%	06/15/49 (a)(e)(f)	1,270,000	465,353
Clatsop Cnty SD
GO Bonds Series 2019A	0.00%	06/15/35 (a)(e)(f)	1,000,000	614,500
GO Bonds Series 2019A	0.00%	06/15/40 (a)(e)(f)	1,000,000	478,420
Dayton SD #8
GO & Refunding Bonds Series 2019	5.00%	06/15/30 (a)(f)	780,000	1,007,425
GO & Refunding Bonds Series 2019	5.00%	06/15/34 (a)(f)	900,000	1,140,831
GO & Refunding Bonds Series 2019	5.00%	06/15/37 (a)(f)	500,000	627,990
GO & Refunding Bonds Series 2019	5.00%	06/15/39 (a)(f)	275,000	343,393
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,625,000	1,736,312
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (a)	3,985,000	4,211,348
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	96,512
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	170,000	186,748
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	350,000	392,914
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	395,000	452,078
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/33 (a)(e)(f)	200,000	140,782
GO Bonds Series 2019	0.00%	06/15/34 (a)(e)(f)	400,000	271,072
GO Bonds Series 2019	0.00%	06/15/35 (a)(e)(f)	450,000	292,608
GO Bonds Series 2019	0.00%	06/15/36 (a)(e)(f)	500,000	311,030
GO Bonds Series 2019	0.00%	06/15/37 (a)(e)(f)	500,000	298,420
North Marion SD #15
GO Bonds Series 2018A	0.00%	06/15/38 (a)(e)(f)	1,000,000	520,330
GO Bonds Series 2018A	0.00%	06/15/40 (a)(e)(f)	1,000,000	472,690
GO Bonds Series 2018B	5.00%	06/15/32 (a)(f)	350,000	441,049
GO Bonds Series 2018B	5.00%	06/15/34 (a)(f)	750,000	940,702
Oregon
GO Bonds Series 2019A	5.00%	05/01/27	5,000,000	6,281,450
Oregon Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,111,540
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (a)	1,250,000	1,458,375

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(e)(f)	1,000,000	685,920
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/30 (a)	330,000	366,198
LT GO Bonds Series 2016	5.00%	12/01/31 (a)	375,000	415,193
LT GO Bonds Series 2016	5.00%	12/01/36 (a)	1,155,000	1,272,614
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,630,000	3,188,507
Santiam Canyon SD #129J
GO Bonds Series 2019	5.00%	06/15/34 (a)(f)	500,000	633,795
GO Bonds Series 2019	5.00%	06/15/39 (a)(f)	700,000	875,462
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,280,056
St. Helens SD #502
GO Bonds Series 2017	5.00%	06/15/33 (a)(f)	1,340,000	1,646,605
				43,046,658
PENNSYLVANIA 1.8%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28	2,635,000	3,066,323
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	1,070,000	1,191,370
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	856,466
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,505,000	1,725,016
Pennsylvania Higher Educational Facilities Auth
RB (Duquesne Univ) Series 2019A	4.00%	03/01/37 (a)	500,000	565,645
RB (Duquesne Univ) Series 2019A	5.00%	03/01/38 (a)	675,000	831,971
Pennsylvania Intergovernmental Cooperation Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,091,839
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	887,086
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,220,060
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	620,490
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	378,411
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	313,598
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	370,001
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	395,211
				13,513,487
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	710,000	732,798
SOUTH CAROLINA 0.3%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	884,328
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,160,140
				2,044,468

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SOUTH DAKOTA 0.1%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	326,184
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	500,000	543,640
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	164,393
				1,034,217
TENNESSEE 0.6%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	502,466
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	685,524
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,086,524
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,031,880
				4,306,394
TEXAS 6.6%
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	240,708
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(d)(f)	3,650,000	3,678,726
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	170,000	198,643
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,298,660
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,776,591
Dallas Cnty
Revenue Certificates of Obligation Series 2016	5.00%	08/15/27 (a)	3,365,000	4,131,715
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,523,468
Airport Refunding RB Series 2012B	5.00%	11/01/22 (a)	1,245,000	1,288,998
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (f)	775,000	957,048
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (f)	1,000,000	1,250,240
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (f)	575,000	732,383
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	986,265
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	471,464
Fort Bend Cnty
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/31 (a)	500,000	610,120
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (f)	1,505,000	1,732,406
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (f)	205,000	228,016
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,789,900
Midland ISD
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (f)	860,000	864,919

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A	5.00%	08/15/30 (a)	1,000,000	1,224,310
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	532,965
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,899,612
Plano
GO Refunding Bonds Series 2011	5.00%	09/01/21	575,000	613,732
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (f)	185,000	186,426
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	90,000	92,375
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(f)	360,000	369,785
San Antonio
Refunding RB Series 2019	4.00%	02/01/30	1,500,000	1,800,435
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	531,682
Sunnyvale ISD
ULT GO Bonds Series 2011	3.00%	02/15/20 (f)	110,000	110,410
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(f)	120,000	125,574
Texas
GO Bonds Series 2019A	5.00%	08/01/26	2,510,000	3,098,168
Texas City ISD
ULT Refunding Bonds Series 2019	5.00%	08/15/27 (f)	3,700,000	4,643,759
ULT Refunding Bonds Series 2019	5.00%	08/15/28 (f)	2,710,000	3,460,806
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,980,000	2,220,174
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,455,000	1,618,469
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	175,000	181,340
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	2,000,000	2,208,620
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (f)	150,000	156,915
				49,835,827
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	424,515
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	499,286
				923,801
VERMONT 1.2%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)	665,000	680,362
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	1,030,000	1,099,453
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	4,590,000	4,949,259
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,978,000	2,206,281
				8,935,355

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
VIRGINIA 0.8%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,822,602
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)	220,000	236,397
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (f)	880,000	931,489
				5,990,488
WASHINGTON 3.8%
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,755,000	1,946,558
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	809,791
King Cnty SD #410
GO Bonds Series 2019	4.00%	12/01/36 (a)(f)	1,150,000	1,326,088
La Center SD #101
ULT GO Bonds 2018	5.00%	12/01/32 (a)(f)	1,000,000	1,247,410
Mason Cnty Public Hospital District #1
Hospital RB Series 2018	5.00%	12/01/48 (a)	2,000,000	2,298,480
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(f)	1,000,000	1,246,720
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,243,850
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,550,600
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (f)	65,000	66,227
ULT GO Bonds 2013	5.00%	12/01/23 (f)	340,000	389,572
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	621,115
Refunding RB 2019	5.00%	12/01/28	460,000	580,474
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	633,145
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	786,387
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,880,000	3,537,475
Washington
Motor Vehicle Fuel Tax GO Bonds Series 2019D	5.00%	06/01/26	4,820,000	5,922,912
Motor Vehicle Tax GO Bonds Series 2014E	5.00%	02/01/31 (a)	2,010,000	2,293,028
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	745,000
ULT GO Bonds 2013	5.00%	12/01/20	720,000	742,464
ULT GO Bonds 2013	5.00%	12/01/22	460,000	502,394
				28,489,690
WEST VIRGINIA 0.6%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/35 (a)	1,400,000	1,683,458
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,674,932
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	4.13%	01/01/47 (a)	1,375,000	1,466,039
				4,824,429

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WISCONSIN 0.8%
Wisconsin Health & Educational Facilities Auth
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,163,690
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,187,196
RB (Rogers Memorial Hospital) Series 2019A	5.00%	07/01/44 (a)	200,000	229,020
RB (Rogers Memorial Hospital) Series 2019A	5.00%	07/01/49 (a)	800,000	913,120
RB (Rogers Memorial Hospital) Series 2019B	5.00%	07/01/38 (a)	150,000	173,836
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	214,382
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,155,854
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,168,210
				6,205,308
Total Fixed-Rate Obligations
(Cost $630,117,864)				662,156,351

Variable-Rate Obligations 13.3% of net assets
ARIZONA 0.4%
Arizona Health Facilities Auth
Refunding RB (Phoenix Childrens Hospital) Series 2013A3
(SIFMA Municipal Swap Index + 1.85%)	2.95%	02/01/48 (a)	3,000,000	3,100,890
CALIFORNIA 3.5%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(g)	3,000,000	3,117,450
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(g)	3,000,000	3,208,050
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.48%	12/01/27 (a)	6,000,000	6,003,060
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	1.53%	12/01/29 (a)	5,500,000	5,511,990
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.47%	12/01/35 (a)	5,000,000	5,015,400
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(g)	3,325,000	3,517,285
				26,373,235
COLORADO 1.6%
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019B	5.00%	11/15/49 (a)(g)	4,000,000	4,899,960
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (a)(g)	1,750,000	1,936,638
Univ of Colorado
Refunding RB Series 2019C	2.00%	06/01/54 (a)(g)	5,000,000	5,120,550
				11,957,148
DISTRICT OF COLUMBIA 0.4%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(g)	3,000,000	3,033,360

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GEORGIA 0.7%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	1.67%	08/01/48 (a)	5,000,000	5,004,250
IOWA 0.2%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(f)(g)	1,500,000	1,780,320
MICHIGAN 0.5%
Univ of Michigan
General RB Series 2012E
(SIFMA Municipal Swap Index + 0.27%)	1.39%	04/01/33 (a)	3,970,000	3,965,196
MISSISSIPPI 0.5%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993	1.12%	06/01/23 (a)(h)	3,900,000	3,900,000
MONTANA 0.9%
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C
(SIFMA Municipal Swap Index + 0.55%)	1.65%	08/15/37 (a)	3,200,000	3,196,736
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A
(SIFMA Municipal Swap Index + 0.45%)	1.55%	11/15/35 (a)	3,225,000	3,225,935
				6,422,671
NEW YORK 0.9%
New York City
GO Bonds Fiscal 2019 Series D	1.18%	12/01/47 (a)(f)(h)	1,100,000	1,100,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A	1.18%	06/15/49 (a)(f)(h)	1,875,000	1,875,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2019 Series B4	1.18%	08/01/42 (a)(f)(h)	1,500,000	1,500,000
Future Tax Secured Sub RB Fiscal 2014 Series B3	1.18%	11/01/42 (a)(f)(h)	2,565,000	2,565,000
				7,040,000
OREGON 0.9%
Corvallis SD #509J
GO Bonds Series 2018A	0.00%	06/15/38 (a)(f)(i)	1,000,000	1,201,330
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(g)	3,000,000	3,102,510
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(i)	340,000	353,624
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(i)	300,000	310,443
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(i)	300,000	309,276
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(i)	350,000	359,782
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(i)	520,000	533,203
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(i)	350,000	356,836

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(i)	410,000	415,465
				6,942,469
SOUTH CAROLINA 0.3%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(g)	2,090,000	2,130,546
TEXAS 1.9%
Deer Park ISD
ULT GO Bonds Series 2018	1.55%	10/01/42 (a)(f)(g)	1,660,000	1,663,121
Denton ISD
ULT GO Series 2014B	2.00%	08/01/44 (a)(f)(g)	2,000,000	2,049,200
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	1.18%	12/01/41 (a)(h)	2,200,000	2,200,000
Northside ISD
ULT GO Series 2019	1.60%	08/01/49 (a)(f)(g)	3,000,000	3,011,820
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(g)	5,000,000	5,255,300
				14,179,441
WASHINGTON 0.4%
King Cnty
Sewer Jr Lien RB Series 2012	2.60%	01/01/43 (a)(g)	3,000,000	3,037,890
WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4
(SIFMA Municipal Swap Index + 0.65%)	1.75%	08/15/54 (a)	1,700,000	1,710,166
Total Variable-Rate Obligations
(Cost $99,352,234)				100,577,582

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Short
US Long Bond (CBT) expires 03/20/20	19	(3,020,406)	(3,889)
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
HSD –	High school district
IDA –	Industrial development agency/authority
ISD –	Independent school district
LT –	Limited tax
PFC –	Passenger facility charge
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$662,156,351	$—	$662,156,351
Variable-Rate Obligations[1]	—	100,577,582	—	100,577,582
Liabilities
Futures Contracts[2]	(3,889)	—	—	(3,889)
Total	($3,889)	$762,733,933	$—	$762,730,044
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 86.7% of net assets
CALIFORNIA 86.7%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)	775,000	797,994
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	541,867
Alameda City Unified School District
GO Bonds Series C	4.00%	08/01/27	750,000	901,462
GO Bonds Series C	4.00%	08/01/28 (b)	400,000	477,016
GO Bonds Series C	4.00%	08/01/29 (b)	250,000	296,155
GO Bonds Series C	4.00%	08/01/30 (b)	450,000	529,110
GO Bonds Series C	4.00%	08/01/31 (b)	260,000	303,498
GO Bonds Series C	4.00%	08/01/32 (b)	250,000	289,850
GO Bonds Series C	4.00%	08/01/33 (b)	250,000	287,860
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,060,000	2,346,052
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	382,798
Refunding RB Series 2015	5.00%	09/02/23	575,000	658,260
Refunding RB Series 2015	5.00%	09/02/25	690,000	831,809
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (b)	1,000,000	1,067,040
Water System RB Series 2016A	5.00%	10/01/46 (b)	2,150,000	2,291,706
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	111,038
Lease RB Series 2014A	5.00%	05/01/22	375,000	410,884
Lease RB Series 2014A	5.00%	05/01/23	250,000	283,295
Lease RB Series 2014A	5.00%	05/01/25 (b)	950,000	1,110,151
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)	650,000	770,718
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	555,000	499,628
GO Bonds Series 2017	0.00%	08/01/34 (b)(c)(d)	8,060,000	5,093,275
California
GO Bonds	5.00%	11/01/24 (b)	750,000	777,202
GO Bonds	5.00%	04/01/25 (d)	5,000,000	5,982,600
GO Bonds	5.00%	09/01/25 (b)	1,815,000	2,073,311
GO Bonds	5.00%	11/01/25 (b)	80,000	82,894

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds	5.00%	04/01/29	5,000,000	6,516,850
GO Bonds	5.00%	08/01/30 (b)	3,450,000	4,206,171
GO Bonds	5.00%	09/01/36 (b)	2,335,000	2,577,163
GO Bonds	5.00%	09/01/42 (b)	1,500,000	1,650,435
GO Bonds Series CQ	4.00%	12/01/47 (b)	4,680,000	5,041,249
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,452,959
GO Refunding Bonds	5.25%	10/01/32 (b)	1,960,000	2,106,138
GO Refunding Bonds Series 2016	5.00%	09/01/29 (b)	1,290,000	1,582,159
GO Refunding Bonds Series 2017	5.00%	08/01/32 (b)	2,000,000	2,427,140
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (b)	1,250,000	1,538,962
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	2,000,000	2,403,180
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)	145,000	146,003
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	199,122
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	615,605
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (b)	500,000	657,130
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (b)	965,000	1,263,156
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	275,000	306,295
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	236,896
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	800,000	943,392
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (b)	1,635,000	1,880,185
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (e)	245,000	249,567
RB (Univ of Southern California) Series 2010	5.00%	12/01/19	470,000	470,000
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (b)	750,000	766,957
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (b)	670,000	696,586
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	4,130,000	4,558,281
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (b)	250,000	302,280
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (b)	330,000	397,709
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (b)	350,000	419,402
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (a)	360,000	442,908
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (a)	350,000	440,080
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(b)	1,040,000	1,262,737
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	789,834
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,366,354
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (b)	1,000,000	1,227,050
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (b)	600,000	619,182
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (b)	1,000,000	1,031,040
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	305,000	363,185
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	860,000	1,061,464
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (b)	520,000	635,976
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	729,540
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (b)	1,450,000	1,736,346
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (b)	645,000	732,797
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (b)	750,000	846,877
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (b)	500,000	562,805
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/32 (b)	1,000,000	1,120,030
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(b)	250,000	315,510
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(b)	575,000	713,914

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(b)	250,000	308,130
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(b)	250,000	306,068
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	256,363
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	432,210
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (b)	425,000	490,063
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (b)	1,000,000	1,126,600
California Public Works Board
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,082,440
Lease RB Series 2011D	5.00%	12/01/22 (b)	500,000	538,180
Lease RB Series 2012A	5.00%	04/01/23 (b)	1,850,000	2,012,522
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,179,470
Lease Refunding RB Series 2017H	5.00%	04/01/32 (b)	1,000,000	1,227,870
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	290,514
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	318,210
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	216,168
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	188,567
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (b)	590,000	693,244
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (b)	1,700,000	2,068,254
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (b)	1,600,000	1,933,456
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(b)	750,000	963,082
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(b)	735,000	934,192
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (b)	2,765,000	3,289,769
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (b)	800,000	954,208
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (b)	700,000	830,767
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)(e)	875,000	905,992
RB (Sutter Health) Series 2012A	5.00%	08/15/26 (b)	2,730,000	3,010,207
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	128,669
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(b)	300,000	385,896
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(b)	235,000	300,302
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(b)	900,000	1,137,564
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(b)	275,000	315,755
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(b)	425,000	486,676
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (b)	555,000	655,988
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (b)	1,250,000	1,462,100
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	317,349
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	480,722
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	582,384
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	437,964
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (b)	1,075,000	1,364,788
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (b)	1,475,000	1,852,275
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/41 (b)	2,465,000	3,044,300
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)(e)	1,300,000	1,536,171
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (b)(c)	500,000	331,545
GO Bonds Series D	0.00%	08/01/35 (b)(c)	600,000	383,550

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds Series D	0.00%	08/01/36 (b)(c)	1,000,000	615,260
GO Bonds Series D	0.00%	08/01/38 (b)(c)	1,500,000	850,920
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	165,000	182,157
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (b)	1,060,000	1,275,858
Coast CCD
GO Bonds Series 2019F	0.00%	08/01/35 (b)(c)(f)	2,000,000	1,289,120
GO Bonds Series 2019F	0.00%	08/01/40 (b)(c)(f)	2,000,000	1,076,580
Colton Jt USD
GO Refunding Bonds Series 2016	5.00%	02/01/32 (b)	635,000	755,669
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,195,000	3,726,392
Compton USD
GO Bonds Series 2019 B	0.00%	06/01/36 (b)(c)	1,500,000	919,905
GO Bonds Series 2019B	0.00%	06/01/37 (b)(c)	1,750,000	1,032,220
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (b)	250,000	313,155
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (b)	500,000	620,015
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (b)	750,000	925,125
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (b)	125,000	141,340
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)(e)	975,000	1,040,578
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (b)	1,130,000	1,317,512
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/22	145,000	159,715
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	836,555
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (b)	415,000	469,946
GO Bonds Series 2018	5.00%	08/01/38 (b)	500,000	565,430
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	434,676
Water Revenue COP Series 2019	4.00%	01/01/24	425,000	472,417
Water Revenue COP Series 2019	4.00%	01/01/25	435,000	493,834
Water Revenue COP Series 2019	4.00%	01/01/26	450,000	519,795
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	551,301
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	581,356
Water Revenue COP Series 2019	4.00%	01/01/29 (b)	505,000	594,622
Water Revenue COP Series 2019	4.00%	01/01/30 (b)	530,000	618,823
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	277,108
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	303,276
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	323,510
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (b)	475,000	567,373
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/22 (f)	1,230,000	1,329,150
Refunding GO Bonds Series 2020	5.00%	08/01/24 (f)	1,000,000	1,148,340
Refunding GO Bonds Series 2020	5.00%	08/01/26 (f)	1,200,000	1,449,588
Refunding GO Bonds Series 2020	5.00%	08/01/27 (f)	1,150,000	1,418,824
El Camino Hospital District
GO Bonds Series 2006	0.00%	08/01/29 (c)	1,250,000	1,009,375

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	496,026
Special Tax RB Series 2015	5.00%	09/01/23	775,000	881,020
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)(e)	1,000,000	330,710
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,030,986
Fremont UHSD
GO Bonds Series 2019A	5.00%	08/01/26	500,000	627,315
GO Bonds Series 2019A	5.00%	08/01/27	1,095,000	1,407,951
GO Bonds Series 2019B	5.00%	08/01/26	600,000	752,778
GO Bonds Series 2019B	5.00%	08/01/27	750,000	964,350
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,029,996
Lease Refunding RB Series 2017A	5.00%	04/01/28 (b)	1,415,000	1,739,375
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (b)(c)	1,120,000	721,370
GO Bonds Series 2016A	0.00%	08/01/34 (b)(c)	1,900,000	1,163,826
GO Bonds Series 2016A	0.00%	08/01/35 (b)(c)	1,280,000	746,176
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,348,487
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,006,265
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/22	375,000	420,045
Refunding COP Series 2014A	5.00%	12/01/24 (b)	900,000	1,037,295
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	900,955
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (b)	730,000	879,307
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	474,516
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	217,102
Refunding Bonds Series 2017	5.00%	04/01/28 (b)	230,000	283,797
Refunding Bonds Series 2017	5.00%	04/01/32 (b)	1,100,000	1,332,925
Refunding Bonds Series 2017	5.00%	04/01/34 (b)	1,215,000	1,463,285
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,188,885
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)(e)	1,000,000	1,028,260
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	750,218
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (b)	2,430,000	2,979,010
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	873,179
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	919,763
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (b)	2,000,000	2,374,040
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,225,027
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,250,000	1,486,950

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	610,440
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	623,755
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (b)	685,000	806,485
GO Bonds Series B	5.00%	08/01/30 (b)	100,000	119,124
GO Bonds Series B	5.00%	08/01/31 (b)	200,000	237,312
GO Bonds Series B	5.00%	08/01/32 (b)	200,000	236,610
GO Bonds Series B	5.00%	08/01/33 (b)	225,000	265,374
GO Bonds Series B	5.00%	08/01/35 (b)	300,000	352,062
GO Bonds Series B	5.00%	08/01/36 (b)	200,000	234,220
GO Bonds Series B	5.00%	08/01/37 (b)	770,000	899,283
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,449,172
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (b)	1,500,000	1,832,190
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (b)	1,000,000	1,091,090
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	649,297
GO Refunding Bonds Series 2019	4.00%	08/01/27	500,000	600,165
GO Refunding Bonds Series 2019	4.00%	08/01/28	630,000	766,237
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	744,495
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,583,734
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (b)	820,000	998,637
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/29 (b)	500,000	579,110
GO Bonds Series 2019	4.00%	08/01/30 (b)	430,000	494,758
GO Bonds Series 2019	4.00%	08/01/31 (b)	325,000	371,556
GO Bonds Series 2019	4.00%	08/01/32 (b)	335,000	380,929
GO Bonds Series 2019	4.00%	08/01/33 (b)	370,000	419,414
GO Bonds Series 2019	4.00%	08/01/34 (b)	600,000	677,688
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,117,973
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20	4,450,000	4,538,243
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	472,828
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2019 E1	5.00%	12/01/28	1,000,000	1,311,250
Lease RB Series 2019 E1	5.00%	12/01/30 (b)	600,000	795,522
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,633,292
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (b)	3,880,000	4,620,498
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	828,217
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,139,160
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	30,547

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Dept of Water & Power
Power System RB Series 2012A	5.00%	07/01/29 (b)	215,000	236,558
Power System RB Series 2015A	5.00%	07/01/30 (b)(d)	3,015,000	3,557,670
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,693,861
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,065,800
Refunding RB Series 2015A	5.00%	08/01/26 (b)	850,000	1,031,152
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (b)	650,000	751,367
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,050,000	1,212,288
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,635,000	3,036,152
Los Angeles USD
GO Refunding Bonds Series 2017A	5.00%	07/01/27	5,150,000	6,480,914
Los Gatos
COP Series 2010	5.00%	08/01/21 (b)	500,000	505,945
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	777,019
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	886,668
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (b)	2,205,000	2,662,074
Mono Cnty
COP Series 2018A	5.00%	10/01/48 (b)	2,800,000	3,328,668
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	900,696
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/20	200,000	205,296
RB Series 2011A	5.00%	08/01/21	550,000	586,333
RB Series 2011A	5.75%	08/01/40 (b)	700,000	749,868
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)(e)	1,000,000	1,100,460
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	620,000	734,446
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	1,955,043
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	549,770
GO Bonds Series 2015A	5.00%	08/01/23	700,000	794,563
GO Bonds Series 2015A	5.00%	08/01/24	600,000	701,796
GO Bonds Series 2015A	5.00%	08/01/25	150,000	180,233
GO Bonds Series 2019A	5.00%	08/01/29 (b)	1,500,000	1,870,545
GO Bonds Series 2019A	5.00%	08/01/31 (b)	500,000	619,875
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (b)	2,000,000	2,456,100
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (b)	250,000	316,275
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (b)	500,000	629,250
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (b)	660,000	822,433
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (b)	350,000	433,857
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (b)	725,000	896,629
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (b)	525,000	647,808

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	711,726
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	274,993
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (b)	2,000,000	2,345,900
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (b)	1,250,000	1,559,950
Lease Refunding RB Series 2018	5.00%	06/01/34 (b)	1,235,000	1,533,549
Lease Refunding RB Series 2018	5.00%	06/01/35 (b)	770,000	953,745
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	567,955
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,050,300
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,624,514
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,768,824
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	2,005,032
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (b)	1,030,000	1,280,403
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (b)	2,500,000	3,073,825
Palo Alto
COP Series 2019A	5.00%	11/01/44 (b)	3,000,000	3,697,500
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (b)	450,000	572,333
GO Bonds Series 2006D	5.00%	08/01/31 (b)	400,000	501,132
Paramount USD
GO Bonds Series 2019B	0.00%	08/01/35 (b)(c)	1,425,000	897,479
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (b)	600,000	718,878
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (b)	350,000	440,979
Lease Refunding RB Series 2016	5.25%	09/01/33 (b)	800,000	981,872
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (b)	770,000	953,868
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,592,300
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (e)	410,000	457,794
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	652,936
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	4.00%	05/01/22	1,250,000	1,335,262
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,128,510
Refunding RB Series 2019B	5.00%	05/01/24	650,000	755,917
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(c)	735,000	545,826
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (b)(e)	710,000	815,215
Riverside County Public Finance Auth
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,200,000	1,462,092

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (b)	200,000	229,630
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,127,620
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)(e)	1,000,000	1,064,520
Sacramento Cnty Water Financing Auth
RB (Sacramento Cnty Water Zones 40 & 41) Series 2019	5.00%	06/01/25	3,405,000	4,111,299
San Benito HSD
GO Bonds Series 2018	0.00%	08/01/40 (b)(c)	1,000,000	473,880
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019B	1.80%	11/15/27 (b)	2,500,000	2,534,125
Capital Grants Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (b)	2,500,000	2,955,600
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)(e)	1,675,000	1,789,101
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	821,333
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	644,853
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	420,900
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (b)	1,000,000	1,197,550
San Diego Cnty Regional Airport Auth
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (b)(f)	1,000,000	1,156,690
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20 (e)	800,000	806,640
Lease Refunding RB Series 2010A	5.00%	09/01/20 (e)	745,000	767,886
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,423,580
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	330,600
Refunding RB Series 2013A	5.00%	09/01/23	550,000	624,805
Refunding RB Series 2013A	5.00%	09/01/25 (b)	245,000	277,267
San Diego USD
GO Bonds Series 2017K-2	0.00%	07/01/33 (b)(c)	1,090,000	736,993
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	450,000	478,431
Refunding RB Series 2012A	5.00%	05/01/26 (b)	290,000	317,460
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2019 F1	5.00%	08/01/28	1,995,000	2,619,455
San Francisco Public Utilities Commission
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,446,258
Water RB Series 2017A	5.00%	11/01/36 (b)	2,000,000	2,340,780
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	303,568
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	150,000	177,918
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	165,000	195,461
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	305,000	360,388
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	507,013
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (b)	1,205,000	1,477,872
GO Bonds Series 2017	5.00%	08/01/36 (b)	925,000	1,129,850
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	368,319
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	380,408

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Jose
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	340,000	390,677
San Lorenzo Valley USD
GO Bonds Series 2004	0.00%	08/01/28 (c)	1,490,000	1,253,418
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	60,000	72,640
GO Bonds Series B	5.00%	08/01/33 (b)	300,000	380,550
San Mateo Cnty CCD
GO Bonds Series 2006B	0.00%	09/01/26 (c)	5,000,000	4,496,550
GO Refunding Bonds Series 2018	5.00%	09/01/38 (b)	1,000,000	1,291,910
Go Refunding Bonds Series 2018	5.00%	09/01/39 (b)	1,045,000	1,344,413
GO Refunding Bonds Series 2018	5.00%	09/01/40 (b)	1,150,000	1,470,942
San Mateo Foster City PFA
Wastewater RB Series 2019	5.00%	08/01/28	225,000	295,427
Wastewater RB Series 2019	5.00%	08/01/29	1,310,000	1,754,968
Wastewater RB Series 2019	5.00%	08/01/30 (b)	1,000,000	1,335,250
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/22	165,000	181,974
Lease RB Series 2014	3.00%	08/01/24	175,000	189,716
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	205,559
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	193,484
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	374,448
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	820,000	867,855
Lease RB Series 2018	5.00%	07/01/35 (b)	575,000	710,171
Lease RB Series 2018	5.00%	07/01/38 (b)	175,000	213,864
Santa Monica-Malibu USD
GO Bonds Series D	5.00%	08/01/39 (b)(e)	1,000,000	1,148,100
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (b)	250,000	304,035
GO Bonds Series 2018C	5.00%	08/01/35 (b)	300,000	364,077
GO Bonds Series 2018C	5.00%	08/01/36 (b)	900,000	1,089,936
Shasta UHSD
GO Bonds series 2018	5.25%	08/01/43 (b)	1,000,000	1,225,140
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	1,061,876
RB Series 2019	4.00%	07/01/25	1,270,000	1,442,733
South Bay USD
GO BAN Series 2019	0.00%	08/01/22 (c)	2,000,000	1,923,640
GO Bonds Series 2012B	0.00%	08/01/35 (b)(c)	250,000	152,220
GO Bonds Series 2012B	0.00%	08/01/37 (b)(c)	450,000	251,658
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21	2,520,000	2,610,241
Water Refunding RB Series 2016A	5.00%	07/01/34 (b)	390,000	471,350
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,430,266
Susanville
Natural Gas Refunding RB Series 2019	2.00%	06/01/22	455,000	462,389
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	621,299
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (b)	615,000	728,086

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (b)	680,000	795,573
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (b)	765,000	885,090
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	686,290
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	731,845
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	777,968
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	826,177
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)(e)	950,000	1,029,363
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,252,750
Upland
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,812,227
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)(e)	1,875,000	1,982,325
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,344,840
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	386,829
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	557,717
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (b)	595,000	728,792
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (b)	635,000	771,569
Yuba CCD
GO Bonds Series 2006C	0.00%	08/01/38 (c)(d)	5,055,000	3,093,711
Total Fixed-Rate Obligations
(Cost $386,708,922)				407,575,297

Variable-Rate Obligations 14.2% of net assets
CALIFORNIA 14.2%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	2.00%	04/01/45 (b)	5,000,000	5,088,350
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)(g)	500,000	504,150
Toll Bridge RB Series 2017H	2.13%	04/01/53 (b)(g)	3,000,000	3,117,450
Toll Bridge RB Series 2018A	2.63%	04/01/45 (b)(g)	3,000,000	3,208,050
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.48%	12/01/27 (b)(d)	9,000,000	9,004,590
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	1.53%	12/01/29 (b)	3,250,000	3,257,085
GO Refunding Bonds Series 2012B
(SIFMA Municipal Swap Index + 1.15%)	2.25%	05/01/20 (b)	1,000,000	1,000,360
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.47%	12/01/35 (b)	3,000,000	3,009,240
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (b)(g)	3,325,000	3,517,285
RB (Providence St Joseph Health) Series 2019B	5.00%	10/01/39 (b)(g)	3,000,000	3,767,580
RB (Providence St Joseph Health) Series 2019C	5.00%	10/01/39 (b)(g)	5,000,000	6,018,750
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (b)(g)	950,000	1,053,655

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Statewide Communities Development Auth
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (b)(g)	2,000,000	2,437,760
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018C
(SIFMA Municipal Swap Index + 0.25%)	1.35%	07/01/46 (b)	2,450,000	2,449,485
Los Angeles
M/F Housing RB (Jordan Downs Apts) Series 2018A2	2.08%	01/01/22 (a)(b)(g)	2,800,000	2,823,016
Los Angeles Dept of Water & Power
Power System RB Series 2001B3	0.64%	07/01/34 (a)(b)(d)(h)	7,100,000	7,100,000
Water System RB Series 2001B4	0.73%	07/01/35 (a)(b)(h)	3,100,000	3,100,000
Sacramento Housing Auth
M/F Housing RB (Imperial Tower) Series 2018C	2.15%	12/01/21 (a)(b)(g)	3,000,000	3,011,490
Southern California Metropolitan Water District
Water RB Series 2017A	0.69%	07/01/47 (a)(b)(h)	3,220,000	3,220,000
Total Variable-Rate Obligations
(Cost $66,315,315)				66,688,296

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Short
US Long Bond (CBT) expires 03/20/20	24	(3,815,250)	(4,912)
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(e)	Refunded bond.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HSD –	High school district
M/F –	Multi-family
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
UHSD –	Union high school district
USD –	Unified school district
VRDN –	Variable rate demand note

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$407,575,297	$—	$407,575,297
Variable-Rate Obligations[1]	—	66,688,296	—	66,688,296
Liabilities
Futures Contracts[2]	(4,912)	—	—	(4,912)
Total	($4,912)	$474,263,593	$—	$474,258,681
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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